INITIAL PUBLIC OFFERING (Details)	Feb. 01, 2021 $ / shares shares
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	24,150,000
Purchase price, per unit | $ / shares	$ 10.00
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of shares issuable per warrant	1
Exercise price of warrants | $ / shares	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	3,150,000
Purchase price, per unit | $ / shares	$ 10.00